TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, Summary Prospectus and Statement of Additional Information

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Transamerica Market Participation Strategy VP

Marcus M. Perl, Portfolio Manager of Transamerica Market Participation Strategy VP (the “portfolio”), has announced his plan to retire from PGIM Quantitative Solutions LLC (“PGIM”) and effective April 15, 2025, he will no longer serve as a portfolio manager of the portfolio.

Effective immediately, the following replaces the corresponding information in the Prospectus and Summary Prospectus for the portfolio under the section entitled “Management”:

 Management:

 Investment Manager: Transamerica Asset Management, Inc.

 Sub-Adviser: PGIM Quantitative Solutions LLC

Portfolio Managers:
Joel Kallman, CFA	Portfolio Manager	since May 2016
Edward J. Tostanoski III, CFA	Portfolio Manager	since April 2025
Devang Gambhirwala	Portfolio Manager	since September 2012
Marcus M. Perl[1]	Portfolio Manager	since September 2012

1 Effective April 15, 2025, Mr. Perl will no longer serve as a Portfolio Manager of the portfolio.

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Effective immediately, the following replaces the corresponding information in the Prospectus for the portfolio under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Joel Kallman, CFA	PGIM Quantitative Solutions LLC	Portfolio Manager of the portfolio since 2016; Vice President; Employed by PGIM Quantitative Solutions LLC since 1994
Edward J. Tostanoski III, CFA	PGIM Quantitative Solutions LLC	Portfolio Manager of the portfolio since 2025; Principal; Employed by PGIM Quantitative Solutions LLC since 2018
Devang Gambhirwala	PGIM Quantitative Solutions LLC	Portfolio Manager of the portfolio since 2012; Principal; Employed by PGIM Quantitative Solutions LLC since 1986
Marcus M. Perl*	PGIM Quantitative Solutions LLC	Portfolio Manager of the portfolio since 2012; Principal; Employed by PGIM Quantitative Solutions LLC since 2000

* Effective April 15, 2025, Mr. Perl will no longer serve as a Portfolio Manager of the portfolio.

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Effective immediately, the following information replaces the corresponding information in the Statement of Additional Information in “Appendix B - Portfolio Managers” under “PGIM Quantitative Solutions LLC (“PQS”)”, as applicable:

Transamerica Market Participation Strategy VP

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number*	Assets Managed	Number*	Assets Managed	Number*	Assets Managed

Joel Kallman, CFA	30	$37.97 billion	1	$77.85 million	22	$2.62 billion

Edward J. Tostanoski III, CFA**	38	$42.30 billion	2	$128.39 million	1	$421.73 billion

Devang Gambhirwala	24	$15.48 billion	4	$760.95 million	24	$5.55 billion

Marcus M. Perl***	30	$37.97 billion	1	$77.85 million	0	$0

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

Joel Kallman, CFA	0	$0	0	$0	0	$0

Edward J. Tostanoski III, CFA**	0	$0	0	$0	0	$0

Devang Gambhirwala	0	$0	0	$0	4	$555 million

Marcus M. Perl***	0	$0	0	$0	0	$0

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Accounts are managed on a team basis. If a portfolio manager is a member of a team, any account managed by that team is included in the number of accounts and total assets for such portfolio manager (even if such portfolio manager is not primarily involved in the day-to-day management of the account).

**	As of November 30, 2024.
***	Effective April 15, 2025, Mr. Perl will no longer serve as a Portfolio Manager of the portfolio.

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Investors Should Retain this Supplement for Future Reference

January 23, 2025